Fair Value Measurements - Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt	$ 67	$ 65
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Floating Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	0	1
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Fixed Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	1,395	1,466
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Fixed And Floating Rate Debt [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt	67	65
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	16	3
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Noncurrent Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	9	0
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	0	27
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Noncurrent Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	0	29
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Interest Rate Swap [Member] | Noncurrent Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	1	1
Fair Value Measurements Recurring [Member] | Carrying Reported Amount Fair Value Disclosure [Member] | Commodity Contract [Member] | Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	0	4
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Floating Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	0	1
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Fixed Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term debt	1,677	1,585
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Fixed And Floating Rate Debt [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Short-term debt	67	65
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Current Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	16	3
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Noncurrent Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative assets	9	0
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	0	27
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Noncurrent Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	0	29
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Interest Rate Swap [Member] | Noncurrent Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	1	1
Fair Value Measurements Recurring [Member] | Portion At Fair Value Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member] | Commodity Contract [Member] | Current Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative liabilities	$ 0	$ 4